Property, equipment and vehicles (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Cost:	Land	Plant	Equipment	Vehicles	Total

Balance, January 1			18,684,800	133,308	18,818,108
Additions	1,208,949	2,157,211	5,884,378		9,250,538
Disposals			-7,364,650		-7,364,650
Balance, December 31	1,208,949	2,157,211	17,204,528	133,308	20,703,996

Depreciation:

Balance, January 1			6,228,200	36,500	6,264,700
Charge for the year		71,907	322,269	48,603	442,779
Acc.depn on disposals			4,530,950		4,530,950
Balance, December 31		71,907	11,081,419	85,103	11,238,429

Net book value:

Balance, January 1	0	0	12,456,600	96,808	12,553,408

Balance, December 31	1,208,949	2,085,304	6,123,109	48,205	9,465,567